Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
6.	Cash and cash equivalents

	December 31,
	2020	2019
	$	$
Cash on hand and balances with banks	23,920	4,801
Interest-bearing deposits with maturities of three months or less	351	3,037
	24,271	7,838